Fees Summary	Jul. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 126,249,998.24
Previously Paid Amount
Total Fee Amount	19,328.88
Total Offset Amount
Net Fee	$ 19,328.88